Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 292,651	$ 206,911
Short-term investments		80,000	67,756
Accounts receivable, net		33,376	32,517
Prepaid expenses, and other assets		9,895	8,570
Total current assets		415,922	315,754
Property and equipment, net		583	444
Operating lease right-of-use assets, net		4,450	7,130
Intangible assets, net		49,377	51,571
Goodwill		396,887	396,704
Deferred tax asset		10,936	28,934
Other non-current assets		1,694	2,807
Total assets		879,849	803,344
Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	[1]	13,203	13,293
Short-term operating lease liabilities	[2]	917	3,157
Income taxes payable		240	112
Contract liabilities		1,482	2,520
Current portion of borrowings with related party	[3]	0	38,778
Other current liabilities	[4]	3,728	10,645
Total current liabilities		19,570	68,505
Long-term borrowings with related party	[5]	37,890	0
Long-term operating lease liabilities	[6]	3,753	4,420
Deferred tax liabilities, net		360	848
Other non-current liabilities	[7]	2,668	1,681
Total liabilities		64,241	75,454
Shareholders’ equity
Common stock, KRW 10,000 par value—200,000,000 Shares authorized; 2,477,672 issued and outstanding		21,198	21,198
Additional paid-in-capital		359,280	359,280
Accumulated other comprehensive income		19,253	19,982
Retained earnings		415,800	327,273
Total shareholders’ equity attributable to shareholders of DoubleDown Interactive Co. Ltd.		815,531	727,733
Equity attributable to noncontrolling interests		77	157
Total equity		815,608	727,890
Total liabilities and shareholders’ equity		$ 879,849	$ 803,344

[1]	Includes related party royalty and other payables of $1,503 and $1,618 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party operating lease liability of $719 and $1,298 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[3]	Includes related party notes payable of $0 and $38,778 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[4]	Includes related party interest payable of $0 and $9,501 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[5]	Includes related party notes payable of $37,890 and $0 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[6]	Includes related party operating lease liability of $1,959 and $4,414 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[7]	Includes related party interest payable of $605 and $0 at September 30, 2024 and December 31, 2023, respectively (see Note 12).